Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000015044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Enhanced Dividend Income Strategy Fund — Class I
Accumulated Value	$ 100,000		$ 109,644.41	$ 117,585.3	$ 123,252.66	$ 116,061.89	$ 145,184.1	$ 151,351.76	$ 154,430.34	$ 170,903.61	$ 184,909.11	$ 241,646.6
C000015042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Enhanced Dividend Income Strategy Fund — Class A (including 5.5% maximum sales load)
Accumulated Value	9,445.96		10,331.97	11,054.37	11,569.75	10,855.97	13,554.46	14,095.48	14,333.53	15,841.35	17,089.26	22,279.64
C000015051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Broad Market Bond Fund — Class A (including 4.5% maximum sales load)
Accumulated Value	9,548.51		9,569.23	9,492.05	9,914.44	10,841.67	10,897.2	9,985.92	9,915.34	9,770.25	10,493.38	10,841.83
C000015053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Broad Market Bond Fund — Class I
Accumulated Value	100,000		100,535.19	100,012.97	104,856.14	115,066.2	116,025.95	106,714.59	106,266.79	105,112.17	113,161.74	117,234.8
C000015059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington International Fund — Class I
Accumulated Value	100,000		112,686.48	132,167	126,995.7	111,401.36	161,441.43	135,443.96	139,818.95	151,138.61	172,304.04	229,190.36
C000015057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington International Fund — Class A (including 5.5% maximum sales load)
Accumulated Value	9,452.6		10,636.49	12,463.52	11,956.19	10,479.62	15,160.93	12,688.3	13,069.88	14,090.13	16,019.42	21,248.78
C000015273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington New York Municipal Bond Fund — Class A (including 4.5% maximum sales load)
Accumulated Value	9,553.42		9,476.39	9,405.12	9,890.61	9,878.55	10,508.52	9,695.38	9,965.5	10,055.02	10,198.77	10,707.23
C000015275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington New York Municipal Bond Fund — Class I
Accumulated Value	100,000		99,446.17	98,948.77	104,214.92	104,348.71	111,386.4	103,035.67	106,170.35	107,394.15	109,202	114,932.78
C000107165 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Municipal Bond Fund — Class I
Accumulated Value	100,000		99,606.96	99,574.32	105,327.51	105,221.69	112,918.82	104,070.81	107,376.57	109,092.08	111,498.89	117,758.55
C000107164 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Municipal Bond Fund — Class A (including 4.5% maximum sales load)
Accumulated Value	9,548.67		9,486.95	9,459.78	9,981.51	9,946.11	10,647.27	9,787.43	10,072.82	10,216.3	10,413.89	10,962.05
C000107168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Real Asset Fund — Class A (including 5.5% maximum sales load)
Accumulated Value	9,452.15		9,618.58	10,302.36	10,513.34	9,320.54	11,990.49	13,950.14	11,935.07	12,141.35	13,162.2	16,905.76
C000107169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Real Asset Fund — Class I
Accumulated Value	100,000		102,113.71	109,580.34	112,087.99	99,609.66	128,493.14	149,904.98	128,606.95	131,107.78	142,514.9	183,501.02
C000107171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Global Alpha Equities Fund — Class I
Accumulated Value	100,000		107,930.88	114,007.97	118,772.69	116,031.04	130,591.58	128,359.78	133,172.17	142,129.24	154,705.99	167,899.71
C000107170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Global Alpha Equities Fund — Class A (including 5.5% maximum sales load)
Accumulated Value	9,451.4		10,168.44	10,718.63	11,133.72	10,847.24	12,178.16	11,938.85	12,358.13	13,157.89	14,288.07	15,461.29
C000107172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilmington Large-Cap Strategy Fund — Class I
Accumulated Value	100,000		118,325	134,551	151,951	152,087	226,786	221,698	225,504	276,357	308,501	401,421
Russell 1000 C000015044 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		118,027.7	133,571.36	151,376.15	151,505.73	226,469.4	221,720.11	225,750.32	277,266.32	310,378.85	404,792.15
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,802.77	13,357.14	15,137.62	15,150.57	22,646.94	22,172.01	22,575.03	27,726.63	31,037.88	40,479.22
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,082.86	10,050.67551	10,582.41655	11,729.75157	11,698.4214	10,702.62838	10,656.88534	10,500.4103	11,342.5852	11,802.73608
Bloomberg U S Aggregate Bond C000015053 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		100,828.6	100,506.7551	105,824.1655	117,297.5157	116,984.214	107,026.2838	106,568.8534	105,004.103	113,425.852	118,027.3608
MSCI ACWI ex US Net C000015059 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		112,593.2	130,504.1885	126,288.2507	111,749.4421	159,775.6646	143,300.8763	147,671.553	161,441.7776	180,694.8397	238,873.88
MSCI ACWI ex US Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Net Index
Accumulated Value	10,000		11,259.32	13,050.42	12,628.83	11,174.94	15,977.57	14,330.09	14,767.16	16,144.18	18,069.48	23,887.39
Standard And Poor s Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's Municipal Bond Index
Accumulated Value	10,000		9,999.05	10,146.90595	10,742.53948	10,975.66333	11,790.14535	10,921.27059	11,240.01879	11,462.53745	11,650.79816	12,348.84408
Standard And Poor s Intermediate Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor’s Intermediate Municipal Bond Index
Accumulated Value	10,000		10,027.74	10,098.59601	10,713.49952	10,985.59027	11,716.28494	10,893.80174	11,284.58147	11,476.44193	11,731.55175	12,446.00325
Standard And Poor s Intermediate Term New York AMT Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index
Accumulated Value	10,000		10,005.13	10,039.33754	10,582.65645	10,707.83869	11,353.27508	10,663.82475	11,053.47024	11,289.83765	11,503.26074	12,188.67885
Standard And Poor s Intermediate Term New York AMT Free Municipal Bond C000015275 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		100,051.3	100,393.3754	105,826.5645	107,078.3869	113,532.7508	106,638.2475	110,534.7024	112,898.3765	115,032.6074	121,886.7885
Standard And Poor s Investment Grade Intermediate Municipal Bond C000107165 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		100,094.4	100,684.7568	106,767.425	109,604.2355	116,610.9054	108,262.9639	112,238.38	113,958.4331	116,403.2974	123,530.4268
Standard And Poor s Intermediate Municipal Bond C000107165 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		100,277.4	100,985.9601	107,134.9952	109,855.9027	117,162.8494	108,938.0174	112,845.8147	114,764.4193	117,315.5175	124,460.0325
Standard And Poor s Municipal Bond C000107165 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		99,990.5	101,469.0595	107,425.3948	109,756.6333	117,901.4535	109,212.7059	112,400.1879	114,625.3745	116,507.9816	123,488.4408
Standard And Poor s Investment Grade Intermediate Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor’s Investment Grade Intermediate Municipal Bond Index
Accumulated Value	10,000		10,009.44	10,068.47568	10,676.7425	10,960.42355	11,661.09054	10,826.29639	11,223.838	11,395.84331	11,640.32974	12,353.04268
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Accumulated Value	10,000		11,513.51	13,144.2375	13,809.62509	13,125.01293	19,129.23384	18,088.22094	18,461.07344	21,684.81992	24,252.15081	31,769.82306
Real Asset Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Asset Blended Index
Accumulated Value	10,000		10,527.01	10,845.44	11,225.93	9,944.42	13,077.69	15,223.39	13,081.46	13,403.23	14,502.88	19,070.6
Bloomberg Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index
Accumulated Value	10,000		9,867.77	10,658.74	9,802.91	7,530.58	11,184.21	16,052.7	13,387.95	13,774.53	14,335.95	20,760.88
MSCI ACWI C000107168 Index Net [Member]
Account Value [Line Items]
Accumulated Value				13,144.24	13,809.63	13,125.01	19,129.23	18,088.22	18,461.07	21,684.82	24,252.15	31,769.82
Bloomberg U S Aggregate Bond C000107168 Index [Member]
Account Value [Line Items]
Accumulated Value				10,050.68	10,582.42	11,729.75	11,698.42	10,702.63	10,656.89	10,500.41	11,342.59	11,802.74
MSCI ACWI C000107169 Index Net [Member]
Account Value [Line Items]
Accumulated Value				131,442.38	138,096.25	131,250.13	191,292.34	180,882.21	184,610.73	216,848.2	242,521.51	317,698.23
Bloomberg U S Aggregate Bond C000107169 Index [Member]
Account Value [Line Items]
Accumulated Value				100,506.76	105,824.17	117,297.52	116,984.21	107,026.28	106,568.85	105,004.1	113,425.85	118,027.36
Real Asset Blended C000107169 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		105,270.13	108,454.4	112,259.32	99,444.15	130,776.94	152,233.94	130,814.63	134,032.27	145,028.82	190,706.04
Bloomberg Commodity C000107169 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		98,677.7	106,587.41	98,029.08	75,305.84	111,842.13	160,527	133,879.52	137,745.29	143,359.51	207,608.79
HFRX Equity Hedge C000107171 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		106,638.4	114,081.6537	109,562.9935	102,984.5224	125,750.9843	130,668.4136	130,960.8626	141,598.8135	149,173.2597	170,158.7361
MSCI ACWI C000107171 Index Net [Member]
Account Value [Line Items]
Accumulated Value	100,000		115,135.1	131,442.375	138,096.2509	131,250.1293	191,292.3384	180,882.2094	184,610.7344	216,848.1992	242,521.5081	317,698.3252
HFRX Equity Hedge Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Accumulated Value	10,000		10,663.84	11,408.16537	10,956.29935	10,298.45224	12,575.09843	13,066.84136	13,096.08626	14,159.88135	14,917.32597	17,015.87361
Russell 1000 Value C000015044 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		116,550.5	125,295.28	136,650.92	121,601.55	177,446.42	179,785.93	181,966.41	206,386.31	224,032.75	289,571.84
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 11,655.05	$ 12,529.53	$ 13,665.09	$ 12,160.16	$ 17,744.64	$ 17,978.59	$ 18,196.64	$ 20,638.63	$ 22,403.27	$ 28,957.18